Shareholder Report, Average Annual Return (Details) 197307_Pacer BlueStar Digital Entertainment ETF_TF_TSR Annual {TF}	12 Months Ended	43 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer BlueStar Digital Entertainment ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer BlueStar Digital Entertainment ETF NAV
Average Annual Return, Percent	31.37%	14.51%
BlueStar Global Online Gambling, Video Gaming, and eSports Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlueStar Global Online Gambling, Video Gaming, and eSports Index
Average Annual Return, Percent	32.33%	15.24%
S&P Global 1200 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	23.01%	13.53%